SUMMARY OF REDEMPTION VALUE OF SHARES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Equity [Abstract]
Issuance of 422,200 Series B Preferred Stock due to Offering	$ 4,222,000
Less: Warrants fair value	(2,653,105)
Accretion of Series B issuances	3,955,916
Balance as of June 30, 2024	$ 5,524,811